COST OF REVENUE	3 Months Ended
Mar. 31, 2023
COST OF REVENUE

NOTE 13 – COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	March 31, 2023	March 31, 2022
Salaries and benefits	$90,533	$92,202
Subcontractors	-	-
Software and other	12,796	7,237
Depreciation	363	729
	$103,692	$100,168